Tax-Free Income Fund	07/01/2014 to 06/30/2015

ICA File Number: 811-02684
Registrant Name: T. Rowe Price Tax-Free Income Fund, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-2684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Tax-Free Income Fund

UNITED CONTINENTAL HOLDINGS, INC. Meeting Date: JUN 10, 2015 Record Date: APR 13, 2015 Meeting Type: ANNUAL
Ticker: UAL Security ID: 910047109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Carolyn Corvi	Management	For	For
1.2	Elect Director Jane C. Garvey	Management	For	For
1.3	Elect Director Walter Isaacson	Management	For	For
1.4	Elect Director Henry L. Meyer, III	Management	For	For
1.5	Elect Director Oscar Munoz	Management	For	For
1.6	Elect Director William R. Nuti	Management	For	For
1.7	Elect Director Laurence E. Simmons	Management	For	For
1.8	Elect Director Jeffery A. Smisek	Management	For	For
1.9	Elect Director David J. Vitale	Management	For	For
1.10	Elect Director John H. Walker	Management	For	For
1.11	Elect Director Charles A. Yamarone	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Provide Right to Act by Written Consent	Shareholder	Against	Against

END NPX REPORT